OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT LIABILITIES
Schedule of other non current liabilities

	December 31,	December 31,
	2022	2021

Financial liabilities
– Long-term payables for mining rights	623,085	798,204
– Other financial liabilities	37,782	82,660
	660,867	880,864

Obligations in relation to early retirement schemes (Note (i))	138,464	249,476
Deferred government grants	181,693	206,476
Deferred gain relating to sales and leaseback agreements	42,417	50,631
Contract liabilities	93,240	116,545
Provision for rehabilitation	830,154	506,006
Others	229,949	161,429
	1,515,917	1,290,563
	2,176,784	2,171,427
(i)	Obligations in relation to early retirement schemes

Since 2014, certain subsidiaries and branches implemented termination retirement benefit schemes which allow qualified employees to early retire on a voluntary basis. The Group undertakes the obligations to pay the termination retirement employees’ living allowance for a period of no more than five years in the future on a monthly basis according to the termination retirement benefit schemes, in addition to the social insurance and housing fund pursuant to the regulation of the local Social Security Bureau. Living allowance, social insurance and the housing fund are together referred to as the “Payments”. The Payments are forecasted to increase by 3% per annum with reference to the inflation rate and adjusted based on the average death rate in China. The Payments are discounted at the treasury bond rate As of December 31, 2022. As of December 31, 2022, the current portion is included in “Other payables and accrued liabilities”.

Schedule of obligations in relation to retirement benefits under the Group's early retirement schemes

As of December 31, 2022 and 2021, obligations in relation to retirement benefits under the Group’s early retirement schemes are as follows:

	December 31,	December 31,
	2022	2021

As of January 1	502,155	572,358
Provision made during the year (Note 32)	46,919	269,895
Interest costs	5,283	4,782
Payment during the year	(283,237)	(344,880)
As of December 31	271,120	502,155

Non-current	138,464	249,476
Current (Note 24)	132,656	252,679
	271,120	502,155